Consolidated Statement of Cash Flows (Unaudited) $ in Thousands	9 Months Ended
Sep. 30, 2020 USD ($)
Cash flows from operating activities
Net income	$ 7,946
Adjustments to reconcile net income to net cash provided by operating activities:
Amortization of premiums	5,620
Accretion of discounts	(1,549)
Loan loss provision, net	279 [1]
Change in unrealized loss on investments held at fair value	11,130
Vesting of stock-based compensation	292
Changes in operating assets and liabilities:
Accrued interest and dividends receivable	(4,477)
Other assets	(749)
Accrued interest payable	1,201
Accounts payable, accrued expenses and other liabilities	1,341
Net cash provided by operating activities	21,034
Cash flows from investing activities
Proceeds from payments received on mortgage loans	5,237
Purchases of loans, held-for-investment, net	(7,500)
Purchases of CMBS, at fair value	(40,200)
Net cash used in investing activities	(110,112)
Cash flows from financing activities
Principal repayments on borrowings under secured financing agreements	(1,825)
Borrowings under master repurchase agreements	160,379
Principal repayments on borrowings under master repurchase agreements	(167)
Borrowings under bridge facility	86,000
Bridge facility payments	(181,000)
Proceeds from the issuance of common stock through public offering, net of offering costs	91,488
Proceeds from the issuance of preferred stock through public offering, net of offering costs	46,081
Repurchase of preferred stock	(8,571)
Repurchase of common stock	(1,716)
Dividends paid to common stockholders	(5,367)
Distributions to redeemable noncontrolling interests in the Operating Partnership	(13,548)
Contributions from noncontrolling interests	11,783
Net cash provided by financing activities	107,042
Net increase in cash, cash equivalents and restricted cash	17,964
Cash, cash equivalents and restricted cash, beginning of period
Cash, cash equivalents and restricted cash, end of period	17,964
Supplemental Disclosure of Cash Flow Information
Interest paid	16,499
Supplemental Disclosure of Noncash Activities (Note 2)
Contributions from noncontrolling interests, including consolidation of the associated mortgage loans held in variable interest entities	2,797,735
Other assets acquired from contributions from noncontrolling interests	3,616
Assumed debt on contributions from noncontrolling interests, including consolidation of the associated bonds payable held in variable interest entities	(2,539,724)
Consolidation of mortgage loans and bonds payable held in variable interest entities	3,179,620
Increase in dividends payable upon vesting of restricted stock units	121
Stock dividends received	1,254
Increase in dividends payable to preferred stockholders	874
Variable Interest Entity, Primary Beneficiary [Member]
Cash flows from investing activities
Proceeds from payments received on mortgage loans	82,671
Purchases of CMBS, at fair value	(150,320)
Cash flows from financing activities
Distributions to bondholders of variable interest entities	$ (76,495)

[1]	Based on management's judgment and estimate of credit losses. See Note 2 for additional information.